Weighted-Average Grant Date Fair Value of Restricted Stock Awards (Detail) - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Nonvested restricted stock, Shares, beginning balance	3,642
Nonvested restricted stock, Shares Granted	1,264
Nonvested restricted stock, Shares Vested	(972)
Nonvested restricted stock, Shares Forfeited	(299)
Nonvested restricted stock, Shares, ending balance	3,635	3,642
Weighted-Average Grant-Date Fair Value
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Beginning Balance	$ 71.84
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Granted	103.57	$ 73.50	$ 85.29
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Vested	62.68
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Forfeited	75.38
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Ending Balance	$ 85.52	$ 71.84